Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
December 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Automobiles-3.68%
Tesla, Inc.(b)	34,088,326	$8,470,267,244
Beverages-2.95%
Coca-Cola Europacific Partners PLC (United Kingdom)	8,358,281	557,831,674
Keurig Dr Pepper, Inc.	25,586,372	852,537,915
Monster Beverage Corp.(b)	19,037,788	1,096,766,967
PepsiCo, Inc.	25,157,007	4,272,666,069
		6,779,802,625
Biotechnology-4.21%
Amgen, Inc.	9,792,543	2,820,448,235
Biogen, Inc.(b)	2,651,374	686,096,050
Gilead Sciences, Inc.	22,799,801	1,847,011,879
Moderna, Inc.(b)	6,976,671	693,829,931
Regeneron Pharmaceuticals, Inc.(b)	1,960,127	1,721,559,943
Vertex Pharmaceuticals, Inc.(b)	4,715,031	1,918,498,963
		9,687,445,001
Broadline Retail-6.24%
Amazon.com, Inc.(b)	73,209,325	11,123,424,840
MercadoLibre, Inc. (Brazil)(b)	925,150	1,453,910,231
PDD Holdings, Inc., ADR (China)(b)	12,221,618	1,788,144,930
		14,365,480,001
Commercial Services & Supplies-0.86%
Cintas Corp.	1,863,747	1,123,205,767
Copart, Inc.(b)	17,570,117	860,935,733
		1,984,141,500
Communications Equipment-1.63%
Cisco Systems, Inc.	74,352,605	3,756,293,605
Consumer Staples Distribution & Retail-2.75%
Costco Wholesale Corp.	8,101,216	5,347,450,657
Dollar Tree, Inc.(b)	3,986,664	566,305,621
Walgreens Boots Alliance, Inc.	15,807,697	412,738,969
		6,326,495,247
Electric Utilities-1.19%
American Electric Power Co., Inc.	9,622,301	781,523,287
Constellation Energy Corp.	5,843,971	683,101,770
Exelon Corp.	18,214,190	653,889,421
Xcel Energy, Inc.	10,096,994	625,104,899
		2,743,619,377
Electronic Equipment, Instruments & Components-0.24%
CDW Corp.	2,451,234	557,214,513
Energy Equipment & Services-0.27%
Baker Hughes Co., Class A	18,411,879	629,318,024
Entertainment-2.43%
Electronic Arts, Inc.	4,924,449	673,713,868
Netflix, Inc.(b)	8,008,504	3,899,180,428
Take-Two Interactive Software, Inc.(b)	3,111,931	500,865,294
Warner Bros. Discovery, Inc.(b)	44,620,453	507,780,755
		5,581,540,345
Financial Services-0.53%
PayPal Holdings, Inc.(b)	19,727,635	1,211,474,065
Food Products-1.15%
Kraft Heinz Co. (The)	22,443,171	829,948,464
Mondelez International, Inc., Class A	24,901,278	1,803,599,565
		2,633,548,029
	Shares	Value
Ground Transportation-0.90%
CSX Corp.	36,158,835	$1,253,626,810
Old Dominion Freight Line, Inc.	1,996,583	809,274,987
		2,062,901,797
Health Care Equipment & Supplies-1.97%
DexCom, Inc.(b)	7,069,809	877,292,599
GE HealthCare Technologies, Inc.	8,330,105	644,083,718
IDEXX Laboratories, Inc.(b)	1,519,697	843,507,820
Intuitive Surgical, Inc.(b)	6,442,138	2,173,319,676
		4,538,203,813
Hotels, Restaurants & Leisure-3.14%
Airbnb, Inc., Class A(b)	7,954,911	1,082,981,584
Booking Holdings, Inc.(b)	638,421	2,264,619,740
DoorDash, Inc., Class A(b)	6,783,721	670,842,170
Marriott International, Inc., Class A	5,373,885	1,211,864,806
Starbucks Corp.	20,799,041	1,996,915,926
		7,227,224,226
Industrial Conglomerates-1.10%
Honeywell International, Inc.	12,062,849	2,529,700,064
Interactive Media & Services-8.88%
Alphabet, Inc., Class A(b)	41,924,931	5,856,493,611
Alphabet, Inc., Class C(b)	40,557,630	5,715,786,796
Meta Platforms, Inc., Class A(b)	25,015,732	8,854,568,499
		20,426,848,906
IT Services-0.53%
Cognizant Technology Solutions Corp., Class A	9,174,696	692,964,789
MongoDB, Inc.(b)	1,305,479	533,745,089
		1,226,709,878
Life Sciences Tools & Services-0.18%
Illumina, Inc.(b)	2,905,647	404,582,288
Machinery-0.41%
PACCAR, Inc.	9,571,101	934,618,013
Media-2.28%
Charter Communications, Inc., Class A(b)	2,706,675	1,052,030,439
Comcast Corp., Class A	73,477,429	3,221,985,261
Sirius XM Holdings, Inc.	70,400,749	385,092,097
Trade Desk, Inc. (The), Class A(b)	8,165,529	587,591,467
		5,246,699,264
Oil, Gas & Consumable Fuels-0.22%
Diamondback Energy, Inc.	3,274,964	507,881,417
Pharmaceuticals-0.31%
AstraZeneca PLC, ADR (United Kingdom)	10,654,812	717,601,588
Professional Services-1.38%
Automatic Data Processing, Inc.	7,525,993	1,753,330,589
Paychex, Inc.	6,609,764	787,288,990
Verisk Analytics, Inc.	2,652,993	633,693,908
		3,174,313,487
Real Estate Management & Development-0.28%
CoStar Group, Inc.(b)	7,472,176	652,993,461
Semiconductors & Semiconductor Equipment-20.42%
Advanced Micro Devices, Inc.(b)	29,560,054	4,357,447,560
Analog Devices, Inc.	9,080,557	1,803,035,398
Applied Materials, Inc.	15,306,786	2,480,770,807
ASML Holding N.V., New York Shares (Netherlands)	1,606,277	1,215,823,187
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
December 31, 2023
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom, Inc.	8,546,995	$9,540,583,169
GLOBALFOUNDRIES, Inc.(b)	10,022,791	607,381,134
Intel Corp.	77,143,603	3,876,466,051
KLA Corp.	2,487,179	1,445,797,153
Lam Research Corp.	2,411,555	1,888,874,569
Marvell Technology, Inc.	15,787,303	952,132,244
Microchip Technology, Inc.	9,900,016	892,783,443
Micron Technology, Inc.	20,195,950	1,723,522,373
NVIDIA Corp.	17,498,205	8,665,461,080
NXP Semiconductors N.V. (China)	4,716,604	1,083,309,607
ON Semiconductor Corp.(b)	7,880,853	658,287,651
QUALCOMM, Inc.	20,365,506	2,945,463,133
Texas Instruments, Inc.	16,618,116	2,832,724,053
		46,969,862,612
Software-17.57%
Adobe, Inc.(b)	8,330,894	4,970,211,360
ANSYS, Inc.(b)	1,589,478	576,789,777
Atlassian Corp., Class A(b)	2,836,293	674,640,653
Autodesk, Inc.(b)	3,911,351	952,335,741
Cadence Design Systems, Inc.(b)	4,978,106	1,355,886,731
CrowdStrike Holdings, Inc., Class A(b)	4,165,204	1,063,459,885
Datadog, Inc., Class A(b)	5,528,912	671,099,339
Fortinet, Inc.(b)	14,051,112	822,411,585
Intuit, Inc.	5,122,185	3,201,519,291
Microsoft Corp.	52,652,388	19,799,403,984
Palo Alto Networks, Inc.(b)	5,769,285	1,701,246,761
	Shares	Value
Software-(continued)
Roper Technologies, Inc.	1,954,652	$1,065,617,631
Splunk, Inc.(b)	3,083,109	469,711,656
Synopsys, Inc.(b)	2,782,859	1,432,921,928
Workday, Inc., Class A(b)	3,824,186	1,055,704,787
Zscaler, Inc.(b)	2,713,940	601,300,546
		40,414,261,655
Specialty Retail-0.82%
O’Reilly Automotive, Inc.(b)	1,082,562	1,028,520,505
Ross Stores, Inc.	6,196,221	857,495,024
		1,886,015,529
Technology Hardware, Storage & Peripherals-9.22%
Apple, Inc.	110,180,379	21,213,028,369
Textiles, Apparel & Luxury Goods-0.49%
lululemon athletica, inc.(b)	2,221,863	1,136,016,333
Trading Companies & Distributors-0.29%
Fastenal Co.	10,455,581	677,207,981
Wireless Telecommunication Services-1.48%
T-Mobile US, Inc.	21,161,032	3,392,748,261
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $231,518,805,570)		230,066,058,518
OTHER ASSETS LESS LIABILITIES-(0.00)%		(962,644)
NET ASSETS-100.00%		$230,065,095,874

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2023, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.